Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2040 Portfolio℠
September 30, 2025
VF-2040-NPRT3-1125
1.903283.116
Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	703,964	6,610,224
Fidelity International Bond Index Fund (a)	74,686	701,299
Fidelity Long-Term Treasury Bond Index Fund (a)	3,946,178	37,172,993
VIP High Income Portfolio - Initial Class (a)	1,036,577	5,296,909
VIP Investment Grade Bond II Portfolio - Initial Class (a)	1,464,261	14,320,468
TOTAL BOND FUNDS (Cost $66,263,944)		64,101,893

Domestic Equity Funds - 46.6%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	542,608	36,034,587
VIP Equity-Income Portfolio - Initial Class (a)	966,850	29,198,875
VIP Growth & Income Portfolio - Initial Class (a)	1,132,755	40,156,174
VIP Growth Portfolio - Initial Class (a)	546,895	59,753,725
VIP Mid Cap Portfolio - Initial Class (a)	238,601	9,193,314
VIP Value Portfolio - Initial Class (a)	1,043,619	20,381,884
VIP Value Strategies Portfolio - Initial Class (a)	641,816	10,102,179
TOTAL DOMESTIC EQUITY FUNDS (Cost $146,397,673)		204,820,738

International Equity Funds - 37.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	3,297,062	50,510,996
VIP Overseas Portfolio - Initial Class (a)	3,759,638	113,804,245
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $123,996,679)		164,315,241

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b)	4.21	1	1
VIP Government Money Market Portfolio - Initial Class (a)(c)	3.98	6,590,063	6,590,063
TOTAL MONEY MARKET FUNDS (Cost $6,590,064)			6,590,064

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $343,248,360)	439,827,936
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35,668)
NET ASSETS - 100.0%	439,792,268

Legend

(a)	Affiliated fund.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	324,801	324,800	94	-	-	1	1	0.0%
Total	-	324,801	324,800	94	-	-	1

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	5,011,433	2,126,417	831,294	65,850	6,845	296,823	6,610,224	703,964
Fidelity International Bond Index Fund	7,963,874	1,362,653	8,659,528	17,872	60,552	(26,252)	701,299	74,686
Fidelity Long-Term Treasury Bond Index Fund	27,790,061	12,766,246	4,426,190	937,882	(118,334)	1,161,210	37,172,993	3,946,178
VIP Contrafund Portfolio - Initial Class	29,328,261	7,685,027	5,600,564	921,114	(36,125)	4,657,988	36,034,587	542,608
VIP Emerging Markets Portfolio - Initial Class	45,313,121	10,093,819	18,351,338	-	632,662	12,822,732	50,510,996	3,297,062
VIP Equity-Income Portfolio - Initial Class	23,930,024	5,484,620	3,592,154	182,013	(21,935)	3,398,320	29,198,875	966,850
VIP Government Money Market Portfolio - Initial Class	-	10,081,225	3,491,162	123,716	-	-	6,590,063	6,590,063
VIP Growth & Income Portfolio - Initial Class	32,821,997	6,895,845	5,010,312	327,558	29,184	5,419,460	40,156,174	1,132,755
VIP Growth Portfolio - Initial Class	48,605,670	12,924,001	8,664,903	576,926	(230,792)	7,119,749	59,753,725	546,895
VIP High Income Portfolio - Initial Class	4,249,628	1,198,002	532,910	8,319	(490)	382,679	5,296,909	1,036,577
VIP Investment Grade Bond II Portfolio - Initial Class	2,871,539	14,477,211	3,607,861	1,975	2,754	576,825	14,320,468	1,464,261
VIP Mid Cap Portfolio - Initial Class	7,534,013	2,301,390	963,770	342,103	(30,451)	352,132	9,193,314	238,601
VIP Overseas Portfolio - Initial Class	89,364,488	23,608,559	16,620,963	1,025,483	217,891	17,234,270	113,804,245	3,759,638
VIP Value Portfolio - Initial Class	16,815,680	4,989,687	2,124,371	647,226	(26,938)	727,826	20,381,884	1,043,619
VIP Value Strategies Portfolio - Initial Class	8,352,561	2,462,592	980,019	153,600	(32,820)	299,865	10,102,179	641,816
	349,952,350	118,457,294	83,457,339	5,331,637	452,003	54,423,627	439,827,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.